Capital Stock - Additional Information (Detail) $ / shares in Units, $ / shares in Units, $ in Millions, $ in Millions												12 Months Ended
	Feb. 28, 2023 shares	Jul. 27, 2022 CAD ($) $ / shares shares	Jul. 27, 2022 USD ($) $ / shares shares	Mar. 03, 2022 shares	Feb. 18, 2022 shares	Feb. 09, 2022 shares	Oct. 19, 2021 shares	Oct. 18, 2021 CAD ($)	Oct. 18, 2021 USD ($)	Mar. 29, 2021 shares	Mar. 23, 2021 shares	Mar. 31, 2023 CAD ($) $ / shares shares	Mar. 31, 2023 USD ($) shares	Mar. 31, 2022 CAD ($) shares	Mar. 31, 2022 USD ($) shares	Mar. 31, 2023 $ / shares	Jun. 21, 2022 $ / shares shares
Disclosure of classes of share capital [line items]
Number of shares issued during period					147,957,790
Number Of Shares Authorized To Be Repurchased				7,397,889
Percentage Of Shares Authorized To Be Repurchased As Of Shares Issued				5.00%
Maximum Number Of Shares To Be Repurchased Per Day					16,586
Transaction costs | $												$ 0.0		$ 26.5
Normal Course Issuer Bid [Member]
Disclosure of classes of share capital [line items]
Stock Repurchased During Period Shares				3,364,262								(3,364,262)	(3,364,262)
Stock repurchase per share | (per share)												$ 9.25				$ 7.3
Payments to acquire or redeem entity's shares												$ 37.1	$ 28.6
Excess fair value over purchase price of entity shares | $												$ 5.9
Renewed Normal Course Issuer Bid [Member]
Disclosure of classes of share capital [line items]
Number of shares issued during period	103,567,884
Number Of Shares Authorized To Be Repurchased	5,178,394
Percentage Of Shares Authorized To Be Repurchased As Of Shares Issued	5.00%
Maximum Number Of Shares To Be Repurchased Per Day	50,984
Stock Repurchased During Period Shares												0	0
Substantial Issuer Bid [Member]
Disclosure of classes of share capital [line items]
Number Of Shares Authorized To Be Repurchased			400,000,000														400,000,000
Percentage Of Shares Authorized To Be Repurchased As Of Shares Issued			28.00%
Stock Repurchased During Period Shares		41,025,641	41,025,641									(41,025,641)	(41,025,641)
Stock repurchase per share | $ / shares			$ 9.75
Payments to acquire or redeem entity's shares | $		$ 400.0
Excess fair value over purchase price of entity shares		$ 127.4	$ 99.3
Increment per Share | $ / shares																	$ 0.1
Weighted average book value | (per share)		$ 9.11	$ 7.33
Transaction costs | $												$ 1.1
Substantial Issuer Bid [Member] | Bottom of range [member]
Disclosure of classes of share capital [line items]
Stock repurchase per share | $ / shares																	8.75
Substantial Issuer Bid [Member] | Top of range [member]
Disclosure of classes of share capital [line items]
Stock repurchase per share | $ / shares																	$ 10.25
Issued capital [member]
Disclosure of classes of share capital [line items]
Increase (decrease) in equity														542.7	$ 439.1
Share issue related cost | $												$ 2.2
Reduction of issued capital								$ 8.3	$ 6.7					$ 8.3
EarnoutShares [Member]
Disclosure of classes of share capital [line items]
Number of shares issued during period														35,883,692	35,883,692
Ordinary shares [member]
Disclosure of classes of share capital [line items]
Number of shares issued during period											1
Ordinary shares [member] | PurchaseAgreement [Member]
Disclosure of classes of share capital [line items]
Conversion of Shares Issued										100,000,001
Conversion of Shares Converted										100,000,000
Ordinary shares [member] | Merger Agreement [Member]
Disclosure of classes of share capital [line items]
Reverse stock split, Conversion ratio							71.76775%
Ordinary shares [member] | Merger Agreement [Member] | Legato Common Shareholders [Member]
Disclosure of classes of share capital [line items]
Number of shares issued during period							30,306,320
Ordinary shares [member] | Merger Agreement [Member] | PIPE Investors [Member]
Disclosure of classes of share capital [line items]
Number of shares issued during period							10,000,000
Common Stock Shares Issued Prior To Merger [Member] | EarnoutShares [Member]
Disclosure of classes of share capital [line items]
Number of shares issued during period						35,883,692